Derivative Instruments and Hedging Activity (Details) (USD $)	3 Months Ended	9 Months Ended														0 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014 Commodity derivative contracts Natural gas derivatives Call Option 2014 MMBTU	Mar. 31, 2014 Commodity derivative contracts Natural gas derivatives Call Option 2015 MMBTU	Mar. 31, 2014 Commodity derivative contracts Natural gas derivatives Call Option 2016 MMBTU	Mar. 31, 2014 Commodity derivative contracts Natural gas derivatives Call Option 2017 MMBTU	Mar. 31, 2014 Commodity derivative contracts Natural gas derivatives Call Option 2018 MMBTU	Mar. 31, 2014 Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract 2014 bbl	Mar. 31, 2014 Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract 2015 bbl	Mar. 31, 2014 Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract 2016 bbl	Mar. 31, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2014 bbl	Mar. 31, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2015 bbl	Mar. 31, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2016 bbl	Mar. 31, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2017 bbl	Mar. 31, 2014 Commodity derivative contracts Crude oil derivatives Call Option 2018 bbl	Oct. 02, 2013 Cubic Asset Natural gas derivatives Call Option Short MMBTU	Oct. 02, 2013 Cubic Asset Natural gas derivatives Call Option Short Minimum	Oct. 02, 2013 Cubic Asset Natural gas derivatives Call Option Short Maximum	Oct. 02, 2013 Cubic Asset Crude oil derivatives Call Option Short bbl	Oct. 02, 2013 Cubic Asset Crude oil derivatives Call Option Short Minimum	Oct. 02, 2013 Cubic Asset Crude oil derivatives Call Option Short Maximum	Oct. 02, 2013 Cubic Asset Commodity derivative contracts Crude oil derivatives Floating Price Swap Contract bbl
Derivative instruments and hedging activity
Upfront payment at closing for hedging transaction																						$ 35,000,000
Average Daily Volume (In BBls)								23	15	8	289	312	361	328	218
Average Daily Volume (In MMbtu)			26,666	29,305	30,292	30,643	22,609
Total of Notional Volume (In Mmbtu)			7,299,927	10,696,392	11,056,752	11,184,600	8,252,340									51,300,000
Total of Notional Volume (In BBls)								6,201	5,532	2,900	79,218	113,952	131,796	119,868	79,452				556,000			18,000
Unrealized losses	$ (5,308,310)	$ (12,221,932)
Base Fixed Price (in dollars per share)			3.90	3.70	3.65	3.55	3.45	92.00	92.00	92.00	90.00	80.00	80.00	80.00	80.00		3.45	3.90		80	90	92